Remuneration of auditors (Tables)	12 Months Ended
Jun. 30, 2020
Auditors Remuneration [Abstract]
Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2020	2019	2018
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	713,461	690,245	620,837
Other audit services(1)	14,097	—	92,403
Total remuneration of PricewaterhouseCoopers Australia	727,558	690,245	713,240

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	108,262	89,038	93,839
Total remuneration of Network firms of PricewaterhouseCoopers Australia	108,262	89,038	93,839
Total auditors' remuneration(2)	835,820	779,283	807,079

(1)	Audit and review of financial reports and registration statements in connection with the filings on Form S-8 and F-3.
(2)	All services provided are considered audit services for the purpose of SEC classification.